Significant Components of Deferred Income Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	May 31, 2019	May 31, 2018
Deferred income tax assets related to:
Inventories	$ 8,970	$ 12,491
Allowance for losses	7,524	5,349
Accrued compensation and benefits	14,364	14,812
Accrued other expenses	17,036	14,427
Other long-term liabilities	15,947	15,921
Credit and net operating and capital loss carryforwards	63,395	52,687
Net unrealized loss on securities	12,391	10,236
Pension and other postretirement benefits	42,991	39,863
Total Deferred Income Tax Assets	182,618	165,786
Less: valuation allowances	(55,274)	(51,540)
Net Deferred Income Tax Assets	127,344	114,246
Deferred income tax (liabilities) related to:
Depreciation	(72,387)	(62,202)
Amortization of intangibles	(116,097)	(114,284)
Unremitted foreign earnings	(18,795)	(19,886)
Total Deferred Income Tax (Liabilities)	(207,279)	(196,372)
Deferred Income Tax Assets (Liabilities), Net	$ (79,935)	$ (82,126)